Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 283	€ 216
Payroll tax and other payroll liabilities	6,248	4,912
Other payables	491	193
Other current liabilities	€ 7,022	€ 5,322	€ 4,350